FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906






December 19, 2008

VIA EDGAR (CIK 0000038721)
Filing Desk
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

      Re:  Franklin Custodian Funds
           File No.:  811-00537

Dear Sir or Madam:

Enclosed for filing under section 6(a) of the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Franklin Custodian Funds ("Company"). This registration statement is being filed to register shares of the Franklin Growth Fund, a series of the Company, that will be issued to shareholders of Franklin Capital Growth Fund, in connection with a transfer of the assets of the Franklin Capital Growth Fund, pursuant to an Agreement and Plan of Reorganization to be voted on by shareholders of the Franklin Capital Growth Fund, at a special shareholders' meeting currently scheduled to be held on April 9, 2009.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration
Statement: (1) Annual Report for Franklin Growth Fund for the fiscal year ended September 30, 2008; and (2) Annual Report for Franklin Capital Growth Fund for the fiscal year ended June 30, 2008. We undertake to incorporate by reference into a pre-effective amendment the February 1, 2008 prospectus and statement of additional information of Franklin Custodian Funds, when effective.

The Company has agreed to delay the effective date of the Registration Statement until the Company shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

The Company has registered an indefinite number of shares pursuant to Rule 24f-2 under the Act. No filing fee is, therefore, due at this time.

Questions related to this filing should be directed to Samuel Goldstein, Esquire at (215) 564-8128 or, in his absence, to Kristin Ives, Esquire at (215) 564-8037.

Very truly yours,

FRANKLIN CUSTODIAN FUNDS



/s/ David P. Goss
Vice President

Enclosures